Line of Credit (Details) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 CEE, LLC [Member]	Dec. 31, 2012 CEE, LLC [Member]	Dec. 26, 2013 Pacific Premier Bank [Member]	Jul. 15, 2013 Pacific Premier Bank [Member]	Mar. 31, 2012 Pacific Premier Bank [Member]
Line Of Credit [Line Items]
Borrowing from line of credit	$ 300,000	$ 700,000	$ 1,165,000	$ 21,024	$ 169,534	$ 250,000			$ 3,500,000
Line of credit facility expiration date							Jun. 10, 2014	Dec. 10, 2013	Jun. 06, 2014
Line of credit facility interest rate description									interest at prime rate plus 1%.
Line of credit	1,905,558		1,605,558	271,024
Maximum facility of credit facility								$ 2,000,000